Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Segment information
Number of reportable segments | item	1	1
Product revenues
Product revenues	$ 7,962,250	¥ 55,281,900	¥ 39,409,961	¥ 22,685,111
Other revenues	188,593	1,309,402	793,251	444,202
Total net revenues	$ 8,150,843	56,591,302	40,203,212	23,129,313
Apparel
Product revenues
Product revenues		20,381,929	13,887,533	9,554,581
Shoes and bags
Product revenues
Product revenues		7,734,909	5,439,785	3,476,839
Cosmetics
Product revenues
Product revenues		7,574,423	5,191,552	2,986,807
Sportswear and sporting goods
Product revenues
Product revenues		3,518,007	2,656,546	1,287,341
Home goods and other lifestyle products
Product revenues
Product revenues		6,622,624	2,941,734	1,289,114
Toys, kids and baby
Product revenues
Product revenues		5,535,834	4,609,484	1,575,077
Other goods
Product revenues
Product revenues		¥ 3,914,174	¥ 4,683,327	¥ 2,515,352